Net interest income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Net interest income
Loans	SFr 1,447	SFr 1,460	SFr 1,374	SFr 2,907	SFr 2,763
Investment securities	12	11	16	23	33
Trading assets	2,040	1,618	2,292	3,658	4,378
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	632	607	710	1,239	1,414
Other	471	346	365	817	754
Interest and dividend income	4,602	4,042	4,757	8,644	9,342
Deposits	(328)	(305)	(258)	(633)	(502)
Short-term borrowings	(40)	(33)	(22)	(73)	(38)
Trading liabilities	(1,178)	(788)	(1,202)	(1,966)	(2,226)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(324)	(253)	(377)	(577)	(753)
Long-term debt	(893)	(953)	(854)	(1,846)	(1,712)
Other	(102)	(77)	(45)	(179)	(101)
Interest expense	(2,865)	(2,409)	(2,758)	(5,274)	(5,332)
Net interest income	1,737	SFr 1,633	1,999	3,370	4,010
Bank
Net interest income
Loans				2,907	2,763
Investment securities				23	33
Trading assets				3,659	4,378
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions				1,239	1,414
Other				817	755
Interest and dividend income	4,602		4,757	8,645	9,343
Deposits				(638)	(504)
Short-term borrowings				(73)	(38)
Trading liabilities				(1,969)	(2,226)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions				(577)	(753)
Long-term debt				(1,771)	(1,695)
Other				(177)	(101)
Interest expense	(2,857)		(2,750)	(5,205)	(5,317)
Net interest income	SFr 1,745		SFr 2,007	SFr 3,440	SFr 4,026